Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and contingencies [abstract]
Commitments and contingencies
28. Commitments and contingent liabilities
Research and development commitments
The Group has entered into long-term research and development agreements with various institutions related to intangible assets. These agreements provide for potential milestone payments by Novartis, which are dependent on successful clinical development, or meeting specified sales targets, or other conditions which are specified in the agreements.
As of December 31, 2022, the amount and estimated timing of the Group’s commitments to make payments under those agreements, which are shown without risk adjustment and on an undiscounted basis, were as follows:
(USD millions)	2022

2023	420

2024	808

2025	448

2026	282

2027	687

Thereafter	3 169

Total	5 814

Commitments for capital calls
The Group holds investments in funds in which it has committed to invest further upon future capital calls. As of December 31, 2022, the total uncalled capital commitments for the Group’s investments in funds amounts to USD 83 million. Note 29 contains further information on the Group’s investments in funds.
Other commitments
The Group has entered into various purchase commitments for services and materials as well as for equipment in the ordinary course of business. These commitments are generally entered into at current market prices and reflect normal business operations. For disclosure of property, plant and equipment purchase commitments, see Note 9.
Guarantees issued
The Group has issued guarantees to third parties in the ordinary course of business, mostly for tax, customs or other governmental agencies.
Contingent liabilities
Group companies have to observe the laws, government orders and regulations of the country in which they operate.
A number of Novartis companies are, and will likely continue to be, subject to various legal proceedings and investigations that arise from time to time, including proceedings regarding product liability; sales and marketing practices; commercial disputes; employment and wrongful discharge; and antitrust, securities, health and safety, environmental, tax, international trade, privacy and intellectual property matters. As a result, the Group may become subject to substantial liabilities that may not be covered by insurance and that could affect our business, financial position and reputation. While Novartis does not believe that any of these legal proceedings will have a material adverse effect on its financial position, litigation is inherently unpredictable and large judgments sometimes occur. As a consequence, Novartis may in the future incur judgments or enter into settlements of claims that could have a material adverse effect on its results of operations or cash flow.
Governments and regulatory authorities around the world have been stepping up their compliance and law enforcement activities in recent years in key areas, including marketing practices, pricing, corruption, trade restrictions, embargo legislation, insider trading, antitrust, cyber security and data privacy. Further, when one government or regulatory authority undertakes an investigation, it is not uncommon for other governments or regulators to undertake investigations regarding the same or similar matters. Responding to such investigations is costly and requires an increasing amount of management’s time and attention. In addition, such investigations may affect our reputation, create a risk of potential exclusion from government reimbursement programs in the United States and other countries, and lead to (or arise from) litigation. These factors have contributed to decisions by Novartis and other companies in the healthcare industry, when deemed in their interest, to enter into settlement agreements with governmental authorities around the world prior to any formal decision by the authorities or a court. These government settlements have involved and may in the future involve large cash payments, sometimes in the hundreds of millions of dollars or more, including the potential repayment of amounts allegedly obtained improperly and other penalties, including treble damages. In addition, settlements of government healthcare fraud cases and antitrust cases often require companies to enter into corporate integrity agreements, which are intended to regulate company behavior for a period of years. Our affiliates Novartis Corporation and Sandoz Inc. are parties to such agreements, which will expire in 2025 and 2026, respectively. Also, matters underlying governmental investigations and settlements may be the subject of separate private litigation.
While provisions have been made for probable outflows of economic resources, which management deems to be reasonable or appropriate, there are uncertainties connected with these estimates.
Note 20 contains additional information on these matters.
A number of Group companies are involved in legal proceedings concerning intellectual property rights. The inherent unpredictability of such proceedings means that there can be no assurances as to their ultimate outcome. A negative result in any such proceeding could potentially adversely affect the ability of certain Novartis companies to sell their products, or require the payment of substantial damages or royalties. The timing and the outcome of legal proceedings and their potential financial effect are not predictable.
In the opinion of management, however, the outcome of these actions will not materially affect the Group’s financial position but could be material to the results of operations or cash flow in a given period.
The Group’s potential environmental remediation liability is assessed based on a risk assessment and investigation of the various sites identified by the Group as at risk for environmental remediation exposure. The Group’s future remediation expenses are affected by a number of uncertainties. These uncertainties include, but are not limited to, the method and extent of remediation, the percentage of material attributable to the Group at the remediation sites relative to that attributable to other parties, and the financial capabilities of the other potentially responsible parties.
Note 20 contains additional information on environmental liabilities.